Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	€ 158,045	€ 35,998	€ 258,998	€ 131,892
Cost of sales	31,447	11,465	48,963	19,034
Gross profit	126,598	24,533	210,035	112,858
Research and development expenses	71,988	83,478	158,591	154,165
Selling, general and administrative expenses	107,561	74,312	208,608	141,095
Operating profit/(loss)	(52,951)	(133,257)	(157,164)	(182,402)
Share of profit/(loss) of associates	(4,097)	(5,322)	22,482	(11,118)
Finance income	55,059	49,052	83,912	14,395
Finance expenses	33,018	19,624	77,803	58,553
Profit/(loss) before tax	(35,007)	(109,151)	(128,573)	(237,678)
Income taxes (expenses)	(3,848)	(229)	(4,909)	(2,737)
Net profit/(loss) for the period	(38,855)	(109,380)	(133,482)	(240,415)
Attributable to owners of the Company	€ (38,855)	€ (109,380)	€ (133,482)	€ (240,415)
Basic earnings/(loss) per share	€ (0.64)	€ (1.91)	€ (2.22)	€ (4.21)
Diluted earnings/(loss) per share	€ (0.82)	€ (2.21)	€ (2.22)	€ (4.21)
Statement of comprehensive income [abstract]
Net profit/(loss) for the period	€ (38,855)	€ (109,380)	€ (133,482)	€ (240,415)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations	(1,399)	15	(1,474)	78
Other comprehensive income/(loss) for the period, net of tax	(1,399)	15	(1,474)	78
Total comprehensive income/(loss)	(40,254)	(109,365)	(134,956)	(240,337)
Attributable to owners of the Company	€ (40,254)	€ (109,365)	€ (134,956)	€ (240,337)